Non-Controlling Interests and Preferred Stock of Subsidiary - Summary of Non-controlling Interests Balance on Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net income (loss)
Net loss attributable to non-controlling interest	$ 2,659	$ 462
Consolidated Funds
Net income (loss)
Permanent equity	$ 2,659	$ 462